Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Taxes [Line Items]
Statutory rate	27.50%	27.50%	27.50%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Taxes [Line Items]
Statutory rate	27.50%
Excess of taxable income enacted	₩ 300,000